Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(24)	(290)	243	(314)	329
Gains/(losses) recognized in income on hedged items	14	300	(247)	314	(331)
Net gains/(losses) on the ineffective portion	(10)	10	(4)	0	(2)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(26)	(290)	249	(316)	337
Gains/(losses) recognized in income on hedged items	16	300	(253)	316	(339)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	2	0	(6)	2	(8)
Gains/(losses) recognized in income on hedged items	(2)	0	6	(2)	8
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	0	0	(1)	0
Gains/(losses) recognized in AOCI on derivatives	18	23	(20)	41	(18)
Gains/(losses) reclassified from AOCI into income	5	3	(2)	8	(2)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	15
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	13	14	(25)	27	(20)
Gains/(losses) reclassified from AOCI into income	5	4	(1)	9	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	5	9	5	14	2
Gains/(losses) reclassified from AOCI into income	0	(1)	(1)	(1)	(2)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(279)	59	260	(220)	(291)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(279)	59	260	(220)	(291)